Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment

5.	Property and Equipment

As of March 31, 2026 and December 31, 2025, the property and equipment consists of the following:

Cost	Buildings and land	Office equipment and software	Machinery and equipment	Vehicles	Leasehold improvements	Total
Balance as of January 1, 2025	$27,654,718	$219,438	$5,611,300	$597,150	$5,000	$34,087,606
Additions	165,729	10,603	716,682	182,112	-	1,075,126
Disposals and transfers	(184,583)	-	-	-	-	(184,583)
Balance as of December 31, 2025	$27,635,864	$230,041	$6,327,982	$779,262	$5,000	$34,978,149
Additions	154,750	-	325,089	15,000	-	494,839
Balance as of March 31, 2026	$27,790,614	$230,041	$6,653,071	$794,262	$5,000	$35,472,988

Accumulated Depreciation
Balance as of January 1, 2025	$(5,738,488)	$(183,984)	$(1,906,976)	$(210,985)	$(4,557)	$(8,044,990)
Depreciation	(1,401,997)	(26,017)	(576,282)	(71,690)	(443)	(2,076,429)
Disposals and transfers	204,610	-	-	(20,027)	-	184,583
Balance as of December 31, 2025	$(6,935,875)	$(210,001)	$(2,483,258)	$(302,702)	$(5,000)	$(9,936,836)
Depreciation	(354,530)	(6,616)	(170,300)	(24,664)	-	(556,110)
Balance as of March 31, 2026	$(7,290,405)	$(216,617)	$(2,653,558)	$(327,366)	$(5,000)	$(10,492,946)

Net Book Value
March 31, 2026	$20,500,209	$13,424	$3,999,513	$466,896	$-	$24,980,042
December 31, 2025	$20,699,989	$20,040	$3,844,724	$476,560	$-	$25,041,313

There was depreciation expense for the three months ended March 31, 2026 and 2025 of $556,110 and $450,486, respectively. These amounts were included as both cost of goods sold ($282,650 and $240,733 respectively) and operating expenses ($273,460 and $209,753 respectively) on the consolidated statements of operations and comprehensive income (loss) for the three months ended March 31, 2026 and 2025.

5.	Property and Equipment

As of December 31, 2025 and 2024, the property and equipment consists of the following:

Cost	Buildings and land	Office equipment and software	Machinery and equipment	Vehicles	Leasehold improvements	Total
Balance as of January 1, 2024	$21,928,937	$230,323	$5,231,077	$287,535	$692,886	$28,370,758
Additions	4,042,955	-	1,582,988	293,398	-	5,919,341
Disposals and transfers	1,682,826	(10,885)	(1,202,765)	16,217	(687,886)	(202,493)
Balance as of December 31, 2024	$27,654,718	$219,438	$5,611,300	$597,150	$5,000	$34,087,606
Additions	165,729	10,603	716,682	182,112	-	1,075,126
Disposals and transfers	(184,583)	-	-	-	-	(184,583)
Balance as of December 31, 2025	$27,635,864	$230,041	$6,327,982	$779,262	$5,000	$34,978,149

Accumulated Depreciation
Balance as of January 1, 2024	$(4,234,199)	$(156,130)	$(1,958,989)	$(133,853)	$-	$(6,483,171)
Depreciation	(1,504,289)	(27,854)	52,013	(77,132)	(4,557)	(1,561,819)
Balance as of December 31, 2024	$(5,738,488)	$(183,984)	$(1,906,976)	$(210,985)	$(4,557)	$(8,044,990)
Depreciation	(1,401,997)	(26,017)	(576,282)	(71,690)	(443)	(2,076,429)
Disposals and transfers	204,610	-	-	(20,027)	-	184,583
Balance as of December 31, 2025	$(6,935,875)	$(210,001)	$(2,483,258)	$(302,702)	$(5,000)	$(9,936,836)

Net Book Value
December 31, 2025	$20,699,989	$20,040	$3,844,724	$476,560	$-	$25,041,313
December 31, 2024	$21,916,230	$35,454	$3,704,324	$386,165	$443	$26,042,616

There was depreciation expense and amortization expense for the years ended December 31, 2025 and 2024 of $2,076,429 and $1,561,819, respectively. These amounts were included as both cost of goods sold ($1,048,103 and $859,835 respectively) and operating expenses ($1,260,298 and $1,040,984 respectively) on the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2025 and 2024.